Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

	Plant and	Other fixtures	Building	Assets under
DKK thousand	machinery	and fittings	improvements	construction
Cost at January 1, 2021	85,898	15,279	34,104	3,023
Transfer	949	664	0	-1,613
Additions	7,118	1,444	2,449	11,122
Retirements	-3,169	-1,630	-84	-419
Currency translation	1	78	131	-1
Cost at December 31, 2021	90,797	15,835	36,600	12,112

Accumulated depreciation at January 1, 2021	43,987	6,942	2,335	0
Transfer	0	0	0	0
Depreciation for the year	11,558	3,461	3,128	0
Retirements	-1,330	-1,203	-73	0
Currency translation	1	40	44	0

Accumulated depreciation at December 31, 2021	54,216	9,240	5,434	0
Carrying amount at December 31, 2021	36,581	6,595	31,166	12,112

Depreciation for the financial year has been charged as:
Research and development expenses	-7,151	-121	0	0
Sale and marketing expenses	-3,621	-2,568	-2,715	0
Administrative expenses	-786	-680	-413	0
Total	-11,558	-3,461	-3,128	0

Cost at January 1, 2020	57,153	12,501	13,773	14,001
Transfer	0	0	13,796	-13,796
Addition from business combinations	33,875	2,572	1,707	2,984
Additions	8,479	1,566	14,889	109
Retirements	-5,935	-985	-9,856	0
Currency translation	-7,674	-375	-205	-275
Cost at December 31, 2020	85,898	15,279	34,104	3,023

Accumulated depreciation at January 1, 2020	43,696	4,164	9,860	0
Transfer	0	0	0	0
Depreciation for the year	4,974	2,301	2,301	0
Retirements	-4,304	-985	-9,804	0
Currency translation	-379	1,462	-22	0
Accumulated depreciation at December 31, 2020	43,987	6,942	2,335	0
Carrying amount at December 31, 2020	41,911	8,337	31,769	3,023

Depreciation for the financial year has been charged as:
Research and development expenses	-4,128	-1,378	-1,910	0
Sale and marketing expenses	-846	-282	-391	0
Administrative expenses	0	-640	0	0
Total	-4,974	-2,301	-2,301	0